Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events	Subsequent events
Share repurchase program
For the period from July 1, 2024 through August 2, 2024, pursuant to its share repurchase program, Seadrill repurchased approximately 1.1 million common shares on the NYSE and the OSE, with a weighted average share price of $52.62.